Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Overseas Portfolio
March 31, 2025
VIPOVRS-NPRT1-0525
1.799852.121
Common Stocks - 97.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
JTC PLC (a)(b)	601,600	7,063,992
BELGIUM - 1.2%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	213,171	19,362,151
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	198,000	3,474,801
TOTAL BELGIUM		22,836,952
CANADA - 1.7%
Information Technology - 1.7%
Software - 1.7%
Constellation Software Inc/Canada	9,795	31,020,075
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	13,095	1
Lumine Group Inc Subordinate Voting Shares (a)(c)	103,290	2,906,949

TOTAL CANADA		33,927,025
CHINA - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR	101,000	6,421,580
DENMARK - 2.5%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	219,800	14,966,272
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	142,500	27,556,822
Materials - 0.3%
Chemicals - 0.3%
Novonesis (Novozymes) B Series B	116,500	6,770,851
TOTAL DENMARK		49,293,945
FRANCE - 12.4%
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	475,300	21,529,025
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	58,716	36,361,565
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
EssilorLuxottica SA	103,105	29,588,765
Industrials - 4.2%
Aerospace & Defense - 4.2%
Safran SA	169,200	44,547,560
Thales SA	138,600	36,842,857
		81,390,417
Information Technology - 1.9%
IT Services - 0.5%
Alten SA	109,981	10,643,560
Software - 1.4%
Dassault Systemes SE	718,000	27,336,223
TOTAL INFORMATION TECHNOLOGY		37,979,783

Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	200,912	38,162,274
TOTAL FRANCE		245,011,829
GERMANY - 10.6%
Financials - 5.9%
Capital Markets - 2.0%
Deutsche Boerse AG	131,539	38,811,866
Insurance - 3.9%
Allianz SE	107,286	41,059,413
Hannover Rueck SE	115,925	34,433,563
		75,492,976
TOTAL FINANCIALS		114,304,842

Health Care - 1.1%
Health Care Equipment & Supplies - 0.6%
Siemens Healthineers AG (a)(b)	211,900	11,432,080
Health Care Providers & Services - 0.0%
Fresenius SE & Co KGaA	45,986	1,957,659
Pharmaceuticals - 0.5%
Merck KGaA	66,200	9,109,779
TOTAL HEALTH CARE		22,499,518

Industrials - 0.4%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	23,400	8,104,365
Information Technology - 3.2%
Software - 3.2%
SAP SE	238,200	63,825,612
TOTAL GERMANY		208,734,337
INDIA - 0.8%
Financials - 0.8%
Banks - 0.8%
HDFC Bank Ltd/Gandhinagar	758,191	16,164,126
INDONESIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT (e)	34,217,900	17,482,283
IRELAND - 1.1%
Industrials - 1.1%
Building Products - 1.1%
Kingspan Group PLC	261,700	20,982,686
ITALY - 4.2%
Financials - 3.1%
Banks - 3.1%
FinecoBank Banca Fineco SpA	1,045,599	20,571,380
UniCredit SpA	737,619	41,404,142
		61,975,522
Health Care - 0.9%
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	310,419	17,554,812
Industrials - 0.2%
Machinery - 0.2%
GVS SpA (a)(b)(c)	109,736	512,601
Interpump Group SpA	90,300	3,204,590
		3,717,191
TOTAL ITALY		83,247,525
JAPAN - 13.7%
Communication Services - 2.0%
Entertainment - 2.0%
Capcom Co Ltd	526,988	13,006,884
Nintendo Co Ltd	402,600	27,367,823
		40,374,707
Consumer Staples - 1.2%
Food Products - 1.2%
Ajinomoto Co Inc	1,218,800	24,129,454
Financials - 2.1%
Insurance - 2.1%
Tokio Marine Holdings Inc	1,070,200	41,633,813
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	248,611	28,057,863
Industrials - 3.8%
Industrial Conglomerates - 2.2%
Hitachi Ltd	1,761,200	41,351,929
Machinery - 1.1%
Ebara Corp	358,900	5,462,666
Mitsubishi Heavy Industries Ltd	946,900	16,261,679
		21,724,345
Professional Services - 0.5%
BayCurrent Inc	249,800	10,824,859
TOTAL INDUSTRIALS		73,901,133

Information Technology - 2.3%
IT Services - 0.3%
TIS Inc	207,974	5,755,244
Semiconductors & Semiconductor Equipment - 1.1%
Tokyo Electron Ltd	157,696	21,625,263
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	884,200	16,940,364
TOTAL INFORMATION TECHNOLOGY		44,320,871

Materials - 0.9%
Chemicals - 0.9%
Shin-Etsu Chemical Co Ltd	610,800	17,429,281
TOTAL JAPAN		269,847,122
NETHERLANDS - 6.6%
Communication Services - 1.3%
Entertainment - 1.3%
Universal Music Group NV	972,200	26,845,362
Industrials - 2.8%
Professional Services - 1.9%
Wolters Kluwer NV	236,917	36,774,402
Trading Companies & Distributors - 0.9%
IMCD NV	140,326	18,610,237
TOTAL INDUSTRIALS		55,384,639

Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	70,237	46,481,003
Software - 0.1%
Topicus.com Inc	23,814	2,336,471
TOTAL INFORMATION TECHNOLOGY		48,817,474

TOTAL NETHERLANDS		131,047,475
SPAIN - 3.2%
Financials - 3.2%
Banks - 3.2%
Banco Santander SA	4,187,947	28,213,837
CaixaBank SA	4,617,200	35,966,768

TOTAL SPAIN		64,180,605
SWEDEN - 2.7%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	541,224	7,801,922
Industrials - 2.3%
Machinery - 2.3%
Atlas Copco AB A Shares	1,384,376	22,113,237
Indutrade AB	801,565	22,088,930
		44,202,167
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(f)	27,308	593,516
TOTAL SWEDEN		52,597,605
SWITZERLAND - 1.4%
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	20,180	28,421,250
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd	625,600	17,588,836
UNITED KINGDOM - 16.4%
Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 3.3%
Compass Group PLC	1,222,439	40,433,764
InterContinental Hotels Group PLC	237,500	25,571,678
		66,005,442
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Tesco PLC	1,644,200	7,073,818
Financials - 5.5%
Banks - 1.7%
NatWest Group PLC	5,549,400	32,765,825
Capital Markets - 3.8%
3i Group PLC	716,300	33,680,874
London Stock Exchange Group PLC	282,100	41,899,543
		75,580,417
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
ConvaTec Group PLC (a)(b)	486,697	1,616,993
Industrials - 6.3%
Aerospace & Defense - 3.2%
BAE Systems PLC	1,174,700	23,720,125
Rolls-Royce Holdings PLC (c)	4,057,900	39,440,221
		63,160,346
Professional Services - 2.5%
Intertek Group PLC	36,739	2,375,253
RELX PLC	926,348	46,531,100
		48,906,353
Trading Companies & Distributors - 0.6%
Diploma PLC	250,758	12,457,834
TOTAL INDUSTRIALS		124,524,533

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Halma PLC	505,100	16,840,068
TOTAL UNITED KINGDOM		324,407,096
UNITED STATES - 16.1%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (c)	29,300	16,115,879
Financials - 4.9%
Capital Markets - 1.6%
S&P Global Inc	63,821	32,427,450
Financial Services - 1.4%
Visa Inc Class A	77,200	27,055,512
Insurance - 1.9%
Marsh & McLennan Cos Inc	151,376	36,940,285
TOTAL FINANCIALS		96,423,247

Health Care - 2.3%
Health Care Equipment & Supplies - 1.5%
Alcon AG	312,930	29,436,006
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc	32,300	16,072,480
TOTAL HEALTH CARE		45,508,486

Industrials - 3.8%
Electrical Equipment - 1.4%
Schneider Electric SE	117,900	27,216,672
Professional Services - 1.6%
Experian PLC	662,700	30,706,424
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	103,600	16,340,069
TOTAL INDUSTRIALS		74,263,165

Materials - 4.3%
Chemicals - 1.7%
Linde PLC	72,168	33,604,307
Construction Materials - 2.6%
CRH PLC	243,500	21,420,695
Holcim AG	281,710	30,315,720
		51,736,415
TOTAL MATERIALS		85,340,722

TOTAL UNITED STATES		317,651,499
TOTAL COMMON STOCKS (Cost $1,309,152,198)		1,916,907,768

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $74,507,973)	4.32	74,493,075	74,507,973

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,383,660,171)	1,991,415,741
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(15,470,210)
NET ASSETS - 100.0%	1,975,945,531

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,532,615 or 1.2% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,625,666 or 1.0% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $593,516 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	1,805,778

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	143,711,525	69,203,552	267,326	-	-	74,507,973	74,493,075	0.1%
Fidelity Securities Lending Cash Central Fund	-	12	12	11	-	-	-	-	0.0%
Total	-	143,711,537	69,203,564	267,337	-	-	74,507,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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